Cover	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2023
Entity File Number	001-09383
Entity Registrant Name	Westamerica Bancorporation
Entity Central Index Key	0000311094
Entity Tax Identification Number	94-2156203
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1108 Fifth Avenue
Entity Address, City or Town	San Rafael
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94901
City Area Code	(707)
Local Phone Number	863-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false